CONVERTIBLE NOTES (Tables)	6 Months Ended
Sep. 30, 2021
CONVERTIBLE NOTES
Schedule of convertible notes

	March 31,	September 30,
	2021	2021
	RMB	RMB

2024 Notes	1,614,040	—